As filed with the Securities and Exchange Commission on November 18, 2019

1933 Act Registration File No. 033-38074
1940 Act File No. 811-06260

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	92	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	90	[X]

(Check appropriate box or boxes)

QUAKER INVESTMENT TRUST
(as successor to Quaker Investment Trust, a Massachusetts business trust)
(Exact name of Registrant as Specified in Charter)

c/o Community Capital Management, Inc.
2500 Weston Road, Suite 101
Weston, FL 33331
(Address of Principal Executive Offices)

(800) 220-8888
(Registrant's Telephone Number, including Area Code)

Please send copies of all communications to:
Jonathan M. Kopcsik, Esq.
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098
(215) 564-8099

Alyssa Greenspan
2500 Weston Road, Suite 101
Weston, FL 33331

It is proposed that this filing will become effective (check appropriate box)

[X]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Quaker Investment Trust certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment No. 92 to the registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Weston, FL on the 15th day of November, 2019.

QUAKER INVESTMENT TRUST

By: /s/ Alyssa Greenspan
Alyssa Greenspan
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment No. 92 to the registration statement on Form N-1A has been signed by the following persons in the capacities indicated:

Signature	Title	Date

James R. Brinton*
James R. Brinton	Chairman and Trustee	November 15, 2019

/s/ Alyssa Greenspan
Alyssa Greenspan	President and Trustee	November 15, 2019

Gary E. Shugrue*
Gary E. Shugrue	Trustee	November 15, 2019

Warren West*
Warren West	Trustee	November 15, 2019

Everett T. Keech*
Everett T. Keech	Trustee	November 15, 2019

David K. Downes*
David K. Downes	Treasurer	November 15, 2019

*By: /s/ Alyssa Greenspan
Attorney-in-Fact
(Pursuant to Powers of Attorney previously filed)

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE